Other Non-Current Assets, Net - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Other Non-Current Assets [Abstract]
Equity investments without readily determinable fair value	[1]	¥ 236,819	¥ 5,401
Instrument in debt securities with embedded features	[1]	123,227	123,227
Amount due from a third party	[2]	31,332	29,985
Contingent considerations	[3]		22,267
Receivables from certain shareholders as guarantee deposit due to business combinations			33,373
Others		2,873	4,606
Sub-total		394,251	218,859
Balance at the beginning of the year		(27)
Cumulative-effect adjustment upon adoption of ASU 2016-13			(18)
Provision		(1,660)	(9)
Balance at the end of the year		(1,687)	(27)
Other non-current assets, net		¥ 392,564	¥ 218,832	$ 54,800

[1]	The amount as of June 30, 2025 mainly represents shares of BGM hold by AIFU. AIFU transferred the equity interests of its intelligent platform consisting of RONS Technologies and its subsidiaries to exchange for BGM. 69,995,661 Class A ordinary shares, valued at US$2.00 per share. These consideration shares are subject to a lock-up period of 60 months from the closing date. The transaction was closed on January 1, 2025. Subsequently, on May 27, 2025, AIFU transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms. Following this partial disposal, the Group’s shareholding in BGM fell to 16,596,473 Class A ordinary shares, accounting for 8.3% of its equity interest and 0.8% of voting right as of June 30, 2025. Following the reduction in ownership and loss of significant influence, the remaining investment is classified as other non-current asset and measured at cost considering the lock up period of 5 years and low liquidity of BGM.
[2]	The amount represented the fair value of a term-loan (matures in September 2028) to a third party by AIFU which is comprised of a principal of RMB30,000 and a corresponding interest receivable of RMB1,032 net of allowance of RMB1,047 as of June 30, 2024 and a principal of RMB30,000 and a corresponding interest receivable of RMB2,379 net of allowance of RMB2,697 as of June 30, 2025. The loan bears interest rate 4.5% per annum and is guaranteed by the ultimate controlling owner of the borrower, whom is jointly liable.
[3]	Contingent considerations represented the fair value as of June 30, 2024 of the partial contingent considerations transferred by AIFU to certain selling shareholders of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”) and Jilin Zhongji Shi’An Insurance Agency Co., Ltd. (“Zhongji”) in business combinations completed in 2023. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur future payments if necessary conditions have not been satisfied respectively by the end of a lock-up period of three years. The contingent considerations were subsequently measured with changes in fair value reflected in the consolidated statements of operations and comprehensive loss. As of June 30, 2025, AIFU and the selling shareholders mutually agreed to terminate the contingent consideration arrangement under the original agreement. Consequently, the contingent consideration liability was derecognized.